Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Related Party Transactions
Schedule of amounts involving related parties included in financial statements

	Successor	Predecessor
Income Statement	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Interest revenue on Receivable from AerCap	$(13,638)	$—
Allocated corporate costs from AerCap	5,500	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,959)	294
Interest on derivative contracts with AIG Markets, Inc.	1,969	2,844
Corporate costs from AIG, including allocations	—	11,538
Interest on time deposit account with AIG Markets(b)	—	(775)
Management fees received from Castle Trusts	(1,786)	(2,261)
Lease commission to AerCap Ireland Limited	271	—

	Successor	Predecessor
Income Statement	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Interest revenue on Receivable from AerCap	$(13,638)	$—	$—
Allocated corporate costs from AerCap	10,000	—	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(3,484)	428	889
Interest on derivative contracts with AIG Markets, Inc.	3,491	2,844	9,547
Corporate costs from AIG, including allocations	—	4,504	27,636
Interest on time deposit account with AIG Markets(b)	—	(528)	(2,400)
Management fees received from Castle Trusts	(3,061)	(2,497)	(6,444)
Management fees paid to subsidiaries of AIG	—	—	126
Lease commission to AerCap Ireland Limited	271	—	—

	Successor	Predecessor
Balance Sheet	September 30, 2014	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Asset (liability):
Receivable from AerCap, net	$1,214,882	$—
Time deposit account with AIG Markets(b)	—	606,249
Derivative liabilities(a)	(2,091)	(8,348)
Current income taxes and other tax liabilities to AIG(c)	—	(316,293)
Accrued pension liability under AIG plan(d)	—	(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries	—	(783)
Equity increase (decrease):
AIG common stock transferred to AIG(e)	—	(924)
Expenses paid by AIG on our behalf	—	10,053
(a)
See Note 19—Derivative Financial Instruments.

(b)
We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.

(c)
We paid approximately $0.1 million during the period beginning January 1, 2014 and ending May 13, 2014, and approximately $0.4 million during the year ended December 31, 2013 to AIG for ILFC tax liability.

(d)
Subsequent to the AerCap Transaction, we settled the AIG Non-Qualified Retirement Income Plan liability. See Note 15—Employee Benefit Plans and Share-Based and Other Compensation Plans.

(e)
Represents forfeited AIG share-based awards under our deferred compensation plan, which were transferred as a dividend to AIG.